Subsequent Events	12 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 22: — SUBSEQUENT EVENTS

Subsequent to March 31, 2017, the Company received approvals from the FDA for four additional ANDAs: Tazarotene Cream, 0.1%, Felbamate Tablets, 400 mg and 600 mg, Felbamate Oral Suspension USP, 600 mg/5 mL, and Betamethasone Valerate Foam, 0.12%.

On April 25, 2017, Crescita Therapeutics Inc. (“Crescita”), announced it had entered into a development and commercialization license agreement with Taro, under which, Crescita has granted Taro an exclusive license to the rights to sell and distribute Pliaglis® in the U.S. market and for a second-generation enhanced version with patent pending.

During the period of June 1, 2017 through June 16, 2017, the Company repurchased 45,814 shares at an average price of $106.44 under its November 2016 authorization.  There is $187,249 remaining for this authorization.  As a result of the repurchases, Sun’s ownership increased to 73.0% and its voting ownership increased to 82.0% as of June 16, 2017.